Pensions and Other Postretirement Benefits (Details Textual) $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) MultiemployerPensionPlans shares	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Company contributions	$ 15.7	$ 9.4	$ 40.0
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Expected amount to be recognized during 2016 of amortization of net actuarial losses in net periodic benefit cost	$ 10.7
Expected amount to be recognized during 2016 in prior service cost as net periodic benefit cost	$ 0.5
Money market holdings maturity period	Three months or less
Corporate bonds range	10 to 13 years
Market value of company's common shares included in equity securities	$ 36.8
Dividends paid on company's common shares included in equity securities	0.8
Expected benefit payments for the defined benefit pension and other postretirement in 2016	49.9
Expected benefit payments for the defined benefit pension and other postretirement in 2017	51.0
Expected benefit payments for the defined benefit pension and other postretirement in 2018	56.6
Expected benefit payments for the defined benefit pension and other postretirement in 2019	53.5
Expected benefit payments for the defined benefit pension and other postretirement in 2020	60.2
Expected benefit payments for the defined benefit pension and other postretirement in 2021 through 2025	$ 304.0
Annual change in the assumed health care cost	One-percentage point
Multiemployer plan actual funded status		65.10%
Funded status zone	Red
Number of multiemployer pension plans | MultiemployerPensionPlans	1
Company's common shares included in equity securities | shares	317,552
Limit of active participants under which average life expectancy will be used to amortize gains and losses	5.00%
Multiemployer Plans, Pension [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Plan Tax ID	526118572
Red Zone [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Funded Status	Less than 65 percent
Yellow Zone [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Funded Status	Between 65 and less than 80 percent
The J. M. Smucker Company [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Multiemployer plan contributions	$ 0.1
GreenZoneMember
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Funded Status	At least 80 percent
Big Heart [Member] | The J. M. Smucker Company [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Multiemployer plan contributions	$ 1.7
Equity Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	50.00%
Fixed - Income Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	50.00%
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the Company to the defined benefit pension plans in 2016	$ 3.5
Actual return on plan assets	41.7	$ 25.0
Company contributions	$ 15.7	$ 9.4
Defined benefit plan actual rate of return on plan assets	11.60%	6.90%
U. S. Other Postretirement Benefit Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for next fiscal year	7.50%
U. S. Other Postretirement Benefit Plans [Member] | U.S. plans in 2026 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for participants under age 65	5.00%
Canadian Other Postretirement Benefit Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for next fiscal year	5.00%
Actual return on plan assets	$ 0.0	$ 0.0
Company contributions	$ 0.7	$ 0.8
Canadian Other Postretirement Benefit Plans [Member] | Canadian plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for participants under age 65	4.50%